Other Revenues - Summary of Other Revenues by Type of Service (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 337,469	$ 53,236	¥ 482,392	¥ 835,314
Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	14,910		14,655	72,294
Other Revenues | Online Direct Sales
Disaggregation of Revenue [Line Items]
Revenues	208		515	57,309
Other Revenues | Promotion services revenue
Disaggregation of Revenue [Line Items]
Revenues	7,772		9,125	6,687
Other Revenues | Service, Others
Disaggregation of Revenue [Line Items]
Revenues	¥ 6,930		¥ 5,015	¥ 8,298